Summary of Significant Accounting Policies (Details Narrative)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares
Product Information [Line Items]
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Willow Lane Acquisition Corp [Member]
Product Information [Line Items]
Cash	$ 322,830	$ 1,368,608	$ 322,830	$ 1,368,608
Cash Equivalents, at Carrying Value	0	0	0	0
Asset, Held-in-Trust, Noncurrent	132,583,821	127,163,421	132,583,821	127,163,421
Cash, FDIC Insured Amount	250,000		250,000
Unrecognized Tax Benefits	0	0	0	0
Income Tax Examination, Penalties and Interest Accrued	$ 0	$ 0	$ 0	$ 0
Class of Warrant or Right, Outstanding | shares	11,470,722	11,470,722	11,470,722	11,470,722
Stock Issued During Period, Value, New Issues		$ 25,000
Number of operating segment | Segment			1
Willow Lane Acquisition Corp [Member] | IPO [Member]
Product Information [Line Items]
Class of Warrant or Right, Outstanding | shares	6,325,000		6,325,000
Willow Lane Acquisition Corp [Member] | Private Placement [Member]
Product Information [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		5,145,722	5,145,722
Willow Lane Acquisition Corp [Member] | Initial Public Offering And Private Placement [Member]
Product Information [Line Items]
Stock Issued During Period, Value, New Issues			$ 11,470,722
Boost Run Holdings LLC [Member]
Product Information [Line Items]
Cash	$ 9,747,000	$ 335,000	9,747,000	$ 335,000
Stock Issued During Period, Value, New Issues			2,992,000
Deferred Costs, Current	$ 1,002,000		1,002,000
Revenues			26,887,000	$ 7,935,000
Boost Run Holdings LLC [Member] | U S D Coin [Member]
Product Information [Line Items]
Revenues			$ 0
Boost Run Holdings LLC [Member] | Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			76.00%	94.00%
Boost Run Holdings LLC [Member] | Three Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			95.00%
Boost Run Holdings LLC [Member] | One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				89.00%